UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SILVER CREEK CAPITAL MANAGEMENT LLC

Address:   1301 FIFTH AVENUE, 40TH FLOOR
           SEATTLE, WASHINGTON 98101


Form 13F File Number: 28-12795


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Eric E. Dillon
Title:  Manager
Phone:  206-774-6000

Signature,  Place,  and  Date  of  Signing:

/s/ Eric E. Dillon                 Seattle, Washington                11/13/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               3

Form 13F Information Table Value Total:  $   107,646.00
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------- ----------------- --------- -------- ------------------ ---------- -------- -------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------- ----------------- --------- -------- --------- --- ---- ---------- -------- ------- ------ ----
Flagstone Reinsurance Hldgs SHS               G3529T105  104,067 9,225,758 SH       SOLE                115,625      0    0
Hallmark Finl Svcs Inc      COM NEW           40624Q203    2,100   260,819 SH       SOLE                260,819      0    0
Powershares QQQ Trust       UNIT SER 1        73935A104    1,479    35,000 SH       SOLE                 35,000      0    0